15. Reserve for Share-Based Payments: Schedule of Information of Stock Options Outstanding Table (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of Information of Stock Options Outstanding Table

Date of expiry	Number of options outstanding	Number of options exercisable	Exercise price	Weighted average remaining contractual life
	#	#	$	Years
July 17, 2026	250,000	62,500	USD 2.25	2.04
November 18, 2026	97,771	97,771	USD 7.50	2.38
January 30, 2028	300,000	300,000	USD 2.50	3.58
May 24, 2029	160,000	160,000	2.50	4.90
	807,771	620,271	3.96	3.22